LONG-TERM DEBT, NET (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Summary of Long-Term Debt, Net
Long-term debt, net consisted of the following:

	December 31,
	2019	2018
Credit Facilities
2015 Credit Facilities (net of unamortized deferred financing costs of $42 and $4,428, respectively) (1)	$1,108	$1,471,466
2016 Studio City Credit Facilities (2)	128	128
Aircraft Term Loan	—	3,503

Senior Notes
2017 4.875% Senior Notes, due 2025 (net of unamortized deferred financing costs and original issue premiums of $ 19,827 and $ 22,904 , respectively)	980,173	977,096
2019 5.250% Senior Notes, due 2026 (net of unamortized deferred financing costs of $ 5,948 )	494,052	—
2019 5.625% Senior Notes, due 2027 (net of unamortized deferred financing costs of $ 7,298 )	592,702	—
2019 5.375% Senior Notes, due 2029 (net of unamortized deferred financing costs of $ 8,992 )	891,008	—
2016 7.250% SC Secured Notes, due 2021 (net of unamortized deferred financing costs of $7,211 and $10,580, respectively)	842,789	839,420
2019 7.250% Studio City Notes, due 2024 (net of unamortized deferred financing costs of $7,829)	592,171	—
2012 8.500% Studio City Notes, due 2020 (net of unamortized deferred financing costs of $3,436)	—	421,564
2016 5.875% SC Secured Notes, due 2019 (net of unamortized deferred financing costs of $2,260)	—	347,740
	4,394,131	4,060,917
Current portion of long-term debt (net of unamortized deferred financing costs of $ 5 and $ 2,775 , respectively)	(146)	(395,547)

	$4,393,985	$3,665,370

Notes
1.
As of December 31, 2019 and 2018, the unamortized deferred financing costs related to the 2015 Revolving Credit Facility of the 2015 Credit Facilities of $3,097 and nil are included in prepaid expenses and other current assets, and nil and $10,031 are included in long-term prepayments, deposits and other assets, in the accompanying consolidated balance sheets, respectively.

2.
As of December 31, 2019 and 2018, the unamortized deferred financing costs related to the 2016 SC Revolving Credit Facility of the 2016 Studio City Credit Facilities of $885 and $1,299 are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.

Scheduled Maturities of Long-Term Debt (Excluding Unamortized Deferred Financing Costs and Original Issue Premium)
Scheduled maturities of the long-term debt (excluding unamortized deferred financing costs and original issue premiums) as of December 31, 2019 are as follows:

Year ending December 31,
2020	$151
2021	851,127
2022	—
2023	—
2024	600,000
Over 2024	3,000,000

$4,451,278